Federal Income Tax Matters - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Investments, Owned, Federal Income Tax Note [Line Items]
Ordinary income	$ 10,938	$ 109,583
Tax basis of investments, cost for income tax purposes		3,253,730
Unrealized gain on investment		29,245
Unrealized loss on investment		17,677
Investment Tax Credit Carryforward
Investments, Owned, Federal Income Tax Note [Line Items]
Ordinary income		13,406
Long term capital gain		$ 1,632